Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule Of Outstanding Shares Of Preferred Stock Were Cancelled and Exchanged
Upon the Closing, all of the outstanding shares of preferred stock were cancelled and exchanged for shares of the surviving Company’s Class A common stock at the Exchange Ratio of 3.7208, the exchange rate established in the Merger Agreement.

	August 16, 2021 (Closing)
	Preferred stock shares	Exchange ratio	Common stock shares
Series A Convertible preferred stock (pre-combination)	9,226,734	3.7208	34,330,838
Series B Convertible preferred stock (pre-combination)	7,156,991	3.7208	26,629,736

Total	16,383,725		60,960,574